Note 8 - Federal Funds Purchased and Other Borrowings - Schedule of Other Borrowings (Details) (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank [Member] | CMA Variable Rate Advances [Member]
Debt instrument, interest rate, stated percentage	4.42%
Debt instrument, maturity date, start	Mar. 17, 2023
Debt instrument, maturity date,end	Mar. 30, 2023
United Bankers Bank [Member] | Revolving Credit Facility [Member]
Debt instrument, interest rate, stated percentage	7.25%
Debt instrument, maturity date	Sep. 01, 2023
United Bankers Bank [Member] | Note Payable With Interest At 4.00% [Member]
Debt instrument, interest rate, stated percentage	4.00%
Debt instrument, maturity date	Dec. 01, 2028	Dec. 01, 2028
Debt instrument, periodic principal payments	$ 250	$ 250